CONVERTIBLE NOTES (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended
	Oct. 20, 2021	Sep. 14, 2021	Aug. 06, 2020	Jan. 20, 2022	Nov. 30, 2020	Feb. 17, 2021	Mar. 31, 2022	Mar. 16, 2020	Aug. 06, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 29, 2021	Jul. 19, 2021	Dec. 31, 2020	Jan. 20, 2020
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 127.80		$ 132.00			$ 220.20
Monthly installment		$ 275,000
Proceeds from Convertible Debt										$ 1,444,000	$ 4,516,700
Original issue discount				$ 175,000
Debt Instrument, Face Amount										550,000
Extinguishment loss					$ 46,750
Original Tdh Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross										$ 126,000
Second Tranche [Member]
Debt Instrument [Line Items]
Conversion price										$ 126.00
First Tranche [Member]
Debt Instrument [Line Items]
Conversion price										$ 16.20
Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member]
Debt Instrument [Line Items]
Convertible debt, gross										$ 0
Number of securities called by each warrant				10,123
Debt converted, shares issued							191,912
Debt Conversion, Original Debt, Amount							$ 4,125,000
Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price		$ 81.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.79%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		299.80%
Fair Value Adjustment of Warrants		$ 1,200,434
Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt				$ 1,750,000
Secured 10 Conv Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross										75,000				$ 6,329
Debt interest rate																10.00%
Secured 10 Conv Notes [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued			647,954		158,000
Debt converted, amount converted			$ 411,223		$ 111,250
Secured 12 Conv Notes [Member] | Orginal T D H Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross								$ 3,000,000
Secured 12 Conv Notes [Member] | T D H Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross										237,604
Unamortized discount										25,521
Secured 12 Conv Notes [Member] | T D H Secured Notes [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued						2,106,825			1,739,580
Debt converted, amount converted						$ 1,256,722
Secured 12 Conv Notes [Member] | Additional Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross								$ 1,060,000		45,132
Debt interest rate								12.00%
Debt maturity date								Mar. 16, 2024
Unamortized discount										4,849
Secured 12 Conv Notes [Member] | Additional Secured Notes [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued									1,236,350
Debt converted, amount converted									$ 782,500
Purchase Agreement [Member] | Unsecured Convertible Notes Curiosity [Member]
Debt Instrument [Line Items]
Convertible debt, gross										$ 278,000			$ 278,000
Conversion price													$ 98.40
Securities Purchase Agreement [Member] | Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member]
Debt Instrument [Line Items]
Convertible debt, gross		$ 4,400,000
Warrants and Rights Outstanding, Term		5 years
Number of securities called by each warrant		27,109
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 126.00		$ 126.00
Price per share		$ 126.00
Securities Purchase Agreement [Member] | Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Term		5 years
Securities Purchase Agreement [Member] | Senior Ten Percentage Secured Convertible Note With Original Issuance Discount L 1 [Member] | Second Tranche Financing [Member]
Debt Instrument [Line Items]
Convertible debt, gross		$ 1,500,000
Number of securities called by each warrant		9,259
Proceeds from Convertible Debt	$ 6,000,000
Third Amendment [Member] | Secured 12 Conv Notes [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Debt maturity date								Mar. 16, 2024